                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 03-31-04
                                               --------

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Lakeway Capital Management LLC
           ------------------------------
Address:   840 Apollo Street
           ------------------------------
           El Segundo, CA  90245
           ------------------------------
           Suite 229
           ------------------------------


Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Paul Camillone
           ------------------------------
Title:     Assoc. Director
           ------------------------------
Phone:     212-713-5177
           ------------------------------


Signature, Place, and Date of Signing:

/s/ Paul Camillone                NY, NY                         5-31-05
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]

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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      _____________

Form 13F Information Table Entry Total: _____________

Form 13F Information Table Value Total: $____________
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

_______   ___________________________   ________________________________

[Repeat as necessary.]

                           FORM 13F
                                                                      3/31/2005
REPORTING MANAGER: UBS Securities                                        Page 1

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                                                  VALUATION CURRENCY: USD

    ITEM 1            ITEM 2     ITEM 3     ITEM 4          ITEM 5                ITEM 6         ITEM 7               ITEM 8
    ------            ------     ------     ------          ------                ------         ------               ------

NAME OF ISSUER        TITLE      CUSIP      FAIR            SHARES OF           INVEST. DISC.                  VOTING AUTHORITY
                        OF       NUMBER     MARKET          PRINCIPAL             SHARED
                      CLASS                 VALUE           AMOUNT          SOLE  SHARED  OTHER  MANAGERS  SOLE     SHARED    OTHER
------------------------------------------------------------------------------------------------------------------------------------
AEP INDUSTIRES INC    OTC EQ     1031103       $270,575.00     13,700    N   X                   LAKW        13,700
ASSURANT INC          COMMON    04621X108    $5,169,580.00    153,400    N   X                   LAKW       153,400
AUTOLIV INC           COMMON    052800109    $9,877,845.00    207,300    N   X                   LAKW       207,300
APPLICA INC           COMMON    03815A106    $1,372,272.00    271,200    N   X                   LAKW       271,200
ALLEGHENY ENERGY INC  COMMON    017361106    $8,363,168.00    404,800    N   X                   LAKW       404,800
BON-TON STORES INC    OTC EQ    09776J101   $12,081,388.00    667,849    N   X                   LAKW       667,849
CERIDIAN CORP         COMMON    156779100      $385,330.00     22,600    N   X                   LAKW        22,600
COLUMBUS MCKINNON
  CORP-N.Y            OTC EQ    199333105      $711,849.00     52,265    N   X                   LAKW        52,265
ESPEED INC            OTC EQ    296643109      $216,044.00     23,483    N   X                   LAKW        23,483
FREESCALE
  SEMICONDUCTOR IN    COMMON    35687M107    $1,305,150.00     77,000    N   X                   LAKW        77,000
FREESCALE
  SEMICONDUCTOR CL    COMMON    35687M206      $931,500.00     54,000    N   X                   LAKW        54,000
GENCORP INC-W/RTS
  TO PUR P            COMMON    368682100    $8,962,000.00    448,100    N   X                   LAKW       448,100
IMAGISTICS INTL INC   COMMON    45247T104   $23,645,864.00    676,950    N   X                   LAKW       676,950
JAMESON INNS INC      OTC EQ    470457102    $3,505,950.00  2,385,000    N   X                   LAKW     2,385,000
KEY ENERGY GROUP INC  COMMON    492914106    $4,208,343.00    366,900    N   X                   LAKW       366,900
MI DEVELOPMENTS INC   COMMON    55304X104   $11,080,750.00    349,000    N   X                   LAKW       349,000
NORTHSTAR REALT
  FINANCE CO          COMMON    66704R100    $8,008,264.00    827,300    N   X                   LAKW       827,300
QUANTA CAP HLDGS LTD  OTC EQ    74763S209    $3,847,653.00    482,162    N   X                   LAKW       482,162
POLYONE CORP          COMMON    73179P106      $646,464.00     72,800    N   X                   LAKW        72,800
QUANTA CAPITAL
  HLDGS LTD           OTC EQ    G7313F106    $2,536,347.00    317,838    N   X                   LAKW       317,838
SHAW GROUP INC        COMMON    820280105    $3,161,000.00    145,000    N   X                   LAKW       145,000
SUNTERRA CORPORATION  OTC EQ    86787D208    $8,947,718.00    593,350    N   X                   LAKW       593,350
SUPERIOR ESSEX INC    OTC EQ    86815V105    $2,517,314.00    142,382    N   X                   LAKW       142,382
UNISOURCE ENERGY CORP COMMON    909205106   $12,446,843.00    401,900    N   X                   LAKW       401,900
VALASSIS
  COMMUNICATIONS IN   COMMON    918866104    $1,964,752.00     56,200    N   X                   LAKW        56,200
WCI COMMUNITIES INC   COMMON    92923C104   $11,003,264.00    365,800    N   X                   LAKW       365,800
EXIDE TECHNOLOGIES    OTC EQ    302051206    $2,137,530.00    165,700    N   X                   LAKW       165,700
                                            --------------
                                           $124,251,317.00
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